Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Component of Operating Income [Abstract]
Government grants		¥ 247,416	¥ 88,488	¥ 88,873
Others		74,687	29,372	24,314
Total	$ 46,267	¥ 322,103	¥ 117,860	¥ 113,187